Supplementary Cash Flow Information	6 Months Ended
Jun. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2020	2019	2020	2019
Change in working capital
Accounts receivable and other current assets	69	237	107	135
Prepaid expenses	29	21	25	18
Inventories	(45)	(7)	(1)	16
Regulatory assets - current portion	14	(10)	28	(16)
Accounts payable and other current liabilities	14	(199)	(194)	(256)
Regulatory liabilities - current portion	(108)	(4)	(146)	3
	(27)	38	(181)	(100)

Non-cash investing and financing activities
Accrued capital expenditures	367	329	367	329
Common share dividends reinvested	10	76	18	151
Contributions in aid of construction	8	12	8	12
Exercise of stock options into common shares	—	2	2	4
Right-of-use assets obtained in exchange for operating lease liabilities	—	2	1	48